Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets	The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2022	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Other financial assets (FVTOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	1,134	—	—	1,134
Restricted cash	—	—	70	—	—	70
Trade and other receivables	—	—	1,589	—	—	1,589
Long-term portion of finance lease receivables	—	—	129	—	—	129
Long-term portion of loan receivable(2)	—	—	33	—	—	33
Other investments	—	—	—	11	1	12
Risk management assets
Current	—	709	—	—	—	709
Long-term	—	161	—	—	—	161
Financial liabilities
Bank overdraft	—	—	16	—	—	16
Accounts payable and accrued liabilities	—	—	1,346	—	—	1,346
Dividends payable	—	—	68	—	—	68
Risk management liabilities
Current	271	858	—	—	—	1,129
Long-term	76	257	—	—	—	333
Credit facilities, long-term debt and lease liabilities(3)	—	—	3,653	—	—	3,653
Exchangeable securities	—	—	739	—	—	739
(1)    Includes cash equivalents of nil.
(2)    Included in other assets. Refer to Note 23.
(3)    Includes current portion.

Carrying value as at Dec. 31, 2021	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	947	947
Restricted cash	—	—	70	70
Trade and other receivables	—	—	651	651
Long-term portion of finance lease receivables	—	—	185	185
Risk management assets
Current	36	272	—	308
Long-term	252	147	—	399
Financial liabilities
Accounts payable and accrued liabilities	—	—	689	689
Dividends payable	—	—	62	62
Risk management liabilities
Current	—	261	—	261
Long-term	—	145	—	145
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,267	3,267
Exchangeable securities	—	—	735	735
(1)    Includes cash equivalents of nil.
(2)    Includes current portion.

Disclosure of financial liabilities	The following table outlines the carrying amounts and classifications of the financial assets and liabilities:

Carrying value as at Dec. 31, 2022	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Other financial assets (FVTPL)	Other financial assets (FVTOCI)	Total
Financial assets
Cash and cash equivalents(1)	—	—	1,134	—	—	1,134
Restricted cash	—	—	70	—	—	70
Trade and other receivables	—	—	1,589	—	—	1,589
Long-term portion of finance lease receivables	—	—	129	—	—	129
Long-term portion of loan receivable(2)	—	—	33	—	—	33
Other investments	—	—	—	11	1	12
Risk management assets
Current	—	709	—	—	—	709
Long-term	—	161	—	—	—	161
Financial liabilities
Bank overdraft	—	—	16	—	—	16
Accounts payable and accrued liabilities	—	—	1,346	—	—	1,346
Dividends payable	—	—	68	—	—	68
Risk management liabilities
Current	271	858	—	—	—	1,129
Long-term	76	257	—	—	—	333
Credit facilities, long-term debt and lease liabilities(3)	—	—	3,653	—	—	3,653
Exchangeable securities	—	—	739	—	—	739
(1)    Includes cash equivalents of nil.
(2)    Included in other assets. Refer to Note 23.
(3)    Includes current portion.

Carrying value as at Dec. 31, 2021	Derivatives used for hedging	Derivatives held for trading (FVTPL)	Amortized cost	Total
Financial assets
Cash and cash equivalents(1)	—	—	947	947
Restricted cash	—	—	70	70
Trade and other receivables	—	—	651	651
Long-term portion of finance lease receivables	—	—	185	185
Risk management assets
Current	36	272	—	308
Long-term	252	147	—	399
Financial liabilities
Accounts payable and accrued liabilities	—	—	689	689
Dividends payable	—	—	62	62
Risk management liabilities
Current	—	261	—	261
Long-term	—	145	—	145
Credit facilities, long-term debt and lease liabilities(2)	—	—	3,267	3,267
Exchangeable securities	—	—	735	735
(1)    Includes cash equivalents of nil.
(2)    Includes current portion.

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The following table summarizes the key factors impacting the fair value of the Level III commodity risk management assets and liabilities by classification during the years ended Dec. 31, 2022 and 2021, respectively:

	Year ended Dec. 31, 2022			Year ended Dec. 31, 2021
	Hedge	Non-hedge	Total	Hedge	Non-hedge	Total
Opening balance	285	(126)	159	573	9	582
Changes attributable to:
Market price changes on existing contracts	(611)	(298)	(909)	(181)	4	(177)
Market price changes on new contracts	—	(124)	(124)	—	(134)	(134)
Contracts settled	(38)	118	80	(107)	(5)	(112)
Change in foreign exchange rates	17	(5)	12	—	—	—
Net risk management assets (liabilities) at end of year	(347)	(435)	(782)	285	(126)	159
Additional Level III information:
Losses recognized in other comprehensive loss	(594)	—	(594)	(181)	—	(181)
Total gains (losses) included in earnings (loss) before income taxes	38	(427)	(389)	107	(130)	(23)
Unrealized gains (losses) included in earnings (loss) before income taxes relating to net assets held at year end	—	(309)	(309)	—	(135)	(135)

Disclosure for sensitivity ranges for the base fair value

As at	Dec. 31, 2022
Description	Sensitivity	Valuation technique	Unobservable input	Reasonably possible change
Long-term power sale – US	+15	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$5 or price increase of US$55
-163
Coal transportation – US	+14	Numerical derivative valuation	Illiquid future power prices (per MWh)	Price decrease of US$5 or price increase of US$55
			Volatility	80% to 120%
	-13		Rail rate escalation	zero to 10%
Full requirements – Eastern US	+3	Scenario analysis(1)	Volume	96% to 104%
	-21		Cost of supply	Decrease of $0.50 per MWh or increase of $3.30 per MWh
Long-term wind energy sale – Eastern US	+22	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease or increase of US$6
	-18		Illiquid future REC prices (per unit)	Price decrease or increase of US$2
			Wind discounts	0% decrease or 5% increase
Long-term wind energy sale – Canada	+47	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of C$85 or increase of C$5
	-25		Wind discounts	28% decrease or 5% increase
Long-term wind energy sale - Central US	+74	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease or increase of US$2
	-28		Wind discounts	2% decrease or 5% increase
Others	+18
-19
(1)    The valuation technique for Full requirements - Eastern US was updated to scenario analysis to provide a more representative description and did not result in changes to the value.

As at	Dec. 31, 2021
Description	Sensitivity	Valuation technique	Unobservable input	Reasonably possible change
Long-term power sale – US	+22	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$3 or a price increase of US$20
-145
Coal transportation – US	+3	Numerical derivative valuation	Illiquid future power prices (per MWh)	Price decrease of US$3 or a price increase of US$20
			Volatility	80% to 120%
	-18		Rail rate escalation	zero to 4%
Full requirements – Eastern US	+9	Historical Bootstrap	Volume	95% to 105%
	-9		Cost of supply	(+/-) US$1 per MWh
Long-term wind energy sale – Eastern US	+17	Long-term price forecast	Illiquid future power prices (per MWh)	Price increase or decrease of US$6
	-16		Illiquid future REC prices (per unit)	Price decrease US$3 or increase of US$2
Long-term wind energy sale – Canada	+21	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of C$24 or increase of C$5
	-11		Wind discounts	5% decrease or 5% increase
Long-term wind energy sale – Central US	+27	Long-term price forecast	Illiquid future power prices (per MWh)	Price decrease of US$2 or increase of US$3
	-15		Wind discounts	3% decrease or 3% increase
Others	+6
-6

Disclosure of fair value measurement of liabilities
The fair value of financial assets and liabilities measured at other than fair value is as follows:

	Fair value(1)				Total carrying value(1)
	Level I	Level II	Level III	Total
Exchangeable securities — Dec. 31, 2022	—	685	—	685	739
Long-term debt — Dec. 31, 2022	—	3,200	—	3,200	3,518
Loan receivable — Dec. 31, 2022	—	37	—	37	37

Exchangeable securities — Dec. 31, 2021	—	770	—	770	735
Long-term debt — Dec. 31, 2021	—	3,272	—	3,272	3,167
Loan receivable — Dec. 31, 2021	—	55	—	55	55
(1)    Includes current portion.

Disclosure of difference between transaction price and the fair value determined using valuation model	The difference between the transaction price and the fair value determined using a valuation model, yet to be recognized in net earnings (loss) and a reconciliation of changes is as follows:

As at Dec. 31	2022	2021	2020
Unamortized net gain (loss) at beginning of year(1)	(131)	(33)	9
New inception loss(2)	(37)	(79)	(13)
Change in foreign exchange rates	(10)	—	—
Amortization recorded in net earnings during the year	(35)	(19)	(29)
Unamortized net loss at end of year	(213)	(131)	(33)
(1)    In 2022, the day one valuation of certain PPAs in 2021 was revised for consistency with other fair value calculations. The reconciliation for the 2021 comparative period was restated. This did not impact the prior year financial statements as the inception completely offset the fair value at Dec. 31, 2021.
(2)    During 2022, the Company entered into a PPA for the Horizon Hill wind project (2021 – PPAs for the White Rock wind project) that resulted in a new inception loss due to the difference between the fixed PPA price and future estimated market prices. There are other key factors, such as project economics and incentives, that influence the long-term power price for renewable projects outside of the power price curve, which is not liquid for the majority of the duration of the PPA. During 2020, the Company entered into a coal rail transportation agreement that includes an upside sharing mechanism. Option pricing techniques have been utilized to value the obligation associated with this component of the deal.